Significant Accounting Policies - Summary of Depreciation Calculated on Straight-Line Basis Over the Estimated Useful Lives of the Assets (Detail)	12 Months Ended
Dec. 31, 2022
Land [member]
Disclosure Of Estimated Useful Lives Of The Assets [Line Items]
Description of useful life, property, plant and equipment	Indefinite
Bottom of range [member] | Buildings [member]
Disclosure Of Estimated Useful Lives Of The Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	16 years
Bottom of range [member] | Engineering facilities [member]
Disclosure Of Estimated Useful Lives Of The Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Bottom of range [member] | Warehouse equipment [member]
Disclosure Of Estimated Useful Lives Of The Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	1 year
Bottom of range [member] | Transportation vehicles [member]
Disclosure Of Estimated Useful Lives Of The Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	4 years
Bottom of range [member] | Computer equipment [member]
Disclosure Of Estimated Useful Lives Of The Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Bottom of range [member] | Other computer hardware and office facilities [member]
Disclosure Of Estimated Useful Lives Of The Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	1 year
Bottom of range [member] | Other assets [member]
Disclosure Of Estimated Useful Lives Of The Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Bottom of range [member] | Leasehold improvements [member]
Disclosure Of Estimated Useful Lives Of The Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Top of range [member] | Buildings [member]
Disclosure Of Estimated Useful Lives Of The Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	50 years
Top of range [member] | Engineering facilities [member]
Disclosure Of Estimated Useful Lives Of The Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	30 years
Top of range [member] | Warehouse equipment [member]
Disclosure Of Estimated Useful Lives Of The Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Transportation vehicles [member]
Disclosure Of Estimated Useful Lives Of The Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years
Top of range [member] | Computer equipment [member]
Disclosure Of Estimated Useful Lives Of The Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years
Top of range [member] | Other computer hardware and office facilities [member]
Disclosure Of Estimated Useful Lives Of The Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Other assets [member]
Disclosure Of Estimated Useful Lives Of The Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years
Top of range [member] | Leasehold improvements [member]
Disclosure Of Estimated Useful Lives Of The Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years